TAXATION - Effect of preferential tax (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income tax holiday
Tax holiday effect	¥ 28,535,766	¥ 46,395,517
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 0.06	¥ 0.16
Diluted net income per ADS effect (in RMB per share)	¥ 0.06	¥ 0.15